Other Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Other Accrued Liabilities
5.	Other Accrued Liabilities
Other accrued liabilities as of December 31 were as follows (in thousands):

	2019	2018
Accrued outside services	$690	$556
Accrued professional services	220	251
Accrued interest	57	284
Deferred revenue	120	—
Other accruals	22	—

Total other accrued liabilities	$1,109	$1,091